Average Annual Total Returns (Vanguard Dividend Appreciation Index Fund, Vanguard Dividend Appreciation Index Fund - Investor Shares)	18 Months Ended
Jul. 31, 2013
Average Annual Returns for Periods Ended December 31, 2012
One Year	11.50%
Five Years	3.46%
Since Inception	4.66%
Inception Date	Apr. 27, 2006
Return After Taxes on Distributions
Average Annual Returns for Periods Ended December 31, 2012
One Year	11.12%
Five Years	3.13%
Since Inception	4.35%
Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	7.97%
Five Years	2.91%
Since Inception	3.98%
NASDAQ US Dividend Achievers Select Index
Average Annual Returns for Periods Ended December 31, 2012
One Year	11.73%
Five Years	3.73%
Since Inception	4.94%